BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees and discounts, beginning of year	$ (91)	$ (93)
Additional financing fees and discounts	(19)	(14)
Amortization of financing and discounts fees	14	13
Foreign exchange translation and other	14	3
Unamortized financing fees and discounts, end of year	$ (82)	$ (91)